Inventories (LIFO Cost per Barrel) (Details) bbl in Thousands, $ in Thousands	Jun. 30, 2016 USD ($) bbl $ / Barrel	Dec. 31, 2015 USD ($) bbl $ / Barrel
Inventory Disclosure [Abstract]
Energy Related Inventory, Refined Products, Volume | bbl	3,834	3,536
Energy Related Inventory, Refined Products, LIFO Inventory Amount | $	$ 271,025	$ 259,722
Energy Related Inventory, Refined Products, Average Lifo Cost Per Barrel | $ / Barrel	70.69	73.45
Energy Related Inventory, Crude Oil and Natural Gas Liquids, Volume | bbl	6,747	6,490
Energy Related Inventory, Crude Oil and Natural Gas Liquids, LIFO Inventory Amount | $	$ 404,132	$ 391,237
Energy Related Inventory, Crude Oil and Natural Gas Liquids, Average LIFO Cost Per Barrel | $ / Barrel	59.90	60.28
Inventory Valued Using LIFO | bbl	10,581	10,026
LIFO Inventory Amount | $	$ 675,157	$ 650,959
Energy Related Inventory, Average LIFO Cost Per Barrel | $ / Barrel	63.81	64.93